UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT 59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Arthur P. Sims
Title:		President
Phone:		800-634-5526

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]               [Date]

         Arthur P. Sims              Great Falls, Montana        Jun. 30, 2005

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------    ------------------------------
28-10301		Davidson Investment Advisors

FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	          None

Form 13F Information Table Entry Total:             60

Form 13F Information Table Value Total:    $22,875,000


List of Other Included Managers:		  None

FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 389      5396     SH       SOLE                 5396
ACM INCOME FUND INC            COM              000912105 184      22200    SH       SOLE                 22200
AMGEN                          COM              031162100 215      3580     SH       SOLE                 3580
ANHEUSER BUSCH COMPANIES, INC. COM              035229103 209      4585     SH       SOLE                 4585
APOLLO GROUP INC CL A          COM              037604105 310      3975     SH       SOLE                 3975
BANK OF AMERICA CORP           COM              060505104 457      10032    SH       SOLE                 10032
BELLSOUTH CORP                 COM              079860102 201      7614     SH       SOLE                 7614
BP PLC ADS                     COM              055622104 417      6692     SH       SOLE                 6692
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 239      9630     SH       SOLE                 9630
CAPITAL ONE FINANCIAL          COM              14040H105 312      3920     SH       SOLE                 3920
CHEVRON CORPORATION            COM              166764100 738      13212    SH       SOLE                 13212
CISCO SYSTEMS INC.             COM              17275R102 293      15410    SH       SOLE                 15410
CITIGROUP INC                  COM              172967101 264      5741     SH       SOLE                 5741
COCA-COLA CO                   COM              191216100 237      5700     SH       SOLE                 5700
DELL INC                       COM              24702R101 378      9605     SH       SOLE                 9605
DUPONT E I DE NEMOURS & COMPAN COM              263534109 249      5803     SH       SOLE                 5803
EBAY INC                       COM              278642103 328      9990     SH       SOLE                 9990
EVERGREEN INCOME ADVANTAGE FD  COM              30023Y105 162      10900    SH       SOLE                 10900
EXELON CORPORATION             COM              30161N101 391      7640     SH       SOLE                 7640
EXXON MOBIL CORPORATION        COM              30231G102 3198     55669    SH       SOLE                 55669
FORTUNE BRANDS INC             COM              349631101 312      3527     SH       SOLE                 3527
GENENTECH INC                  COM              368710406 406      5070     SH       SOLE                 5070
GENERAL ELECTRIC COMPANY       COM              369604103 1091     31517    SH       SOLE                 31517
GLACIER BANCORP INC (MT) NEW   COM              37637Q105 376      14414    SH       SOLE                 14414
GOOGLE INC CL A                COM              38259P508 347      1185     SH       SOLE                 1185
HEARTLAND FINANCIAL USA INC    COM              42234Q102 336      17241    SH       SOLE                 17241
INTEL CORP                     COM              458140100 366      14090    SH       SOLE                 14090
ISHARES MSCI EAFE INDEX FD     COM              464287465 493      9421     SH       SOLE                 9421
JOHNSON & JOHNSON              COM              478160104 468      7218     SH       SOLE                 7218
JP MORGAN CHASE & CO           COM              46625H100 201      5718     SH       SOLE                 5718
LIBERTY ALL STAR EQUITY FUND   COM              530158104 94       10500    SH       SOLE                 10500
LOWE'S COMPANIES INC.          COM              548661107 240      4150     SH       SOLE                 4150
MATTEL INC                     COM              577081102 205      11275    SH       SOLE                 11275
MDU RESOURCES GROUP, INC.      COM              552690109 238      8470     SH       SOLE                 8470
MERCK & COMPANY, INC.          COM              589331107 296      9615     SH       SOLE                 9615
MGIC INVESTMENT CORP           COM              552848103 209      3220     SH       SOLE                 3220
MICRON TECHNOLOGY INC          COM              595112103 153      15100    SH       SOLE                 15100
MICROSOFT CORP.                COM              594918104 219      8887     SH       SOLE                 8887
MOTOROLA INC                   COM              620076109 575      31565    SH       SOLE                 31565
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 235      7305     SH       SOLE                 7305
PFIZER INC.                    COM              717081103 517      18767    SH       SOLE                 18767
PLUM CREEK TIMBER COMPANY REIT COM              729251108 435      12000    SH       SOLE                 12000
RAYTHEON CO                    COM              755111507 223      5715     SH       SOLE                 5715
ROYAL DUTCH PETROLEUM CO       COM              780257804 343      5300     SH       SOLE                 5300
SAFEWAY STORES INC             COM              786514208 223      9915     SH       SOLE                 9915
SBC COMMUNICATIONS             COM              78387G103 305      12922    SH       SOLE                 12922
SPX CORP                       COM              784635104 221      4810     SH       SOLE                 4810
STARBUCKS CORP                 COM              855244109 311      6030     SH       SOLE                 6030
SUN LIFE FINANCIAL INC         COM              866796105 440      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 273      5025     SH       SOLE                 5025
TIDEWATER INC                  COM              886423102 230      6070     SH       SOLE                 6070
UNION PACIFIC CORPORATION      COM              907818108 228      3540     SH       SOLE                 3540
UNITED TECHNOLOGIES CORPORATIO COM              913017109 379      7396     SH       SOLE                 7396
UST INC                        COM              902911106 343      7520     SH       SOLE                 7520
VERIZON COMMUNICATIONS         COM              92343V104 464      13473    SH       SOLE                 13473
VIACOM INC CL B                COM              925524308 244      7640     SH       SOLE                 7640
WASHINGTON MUTUAL INC          COM              939322103 285      7014     SH       SOLE                 7014
WELLS FARGO & CO (NEW)         COM              949746101 887      14420    SH       SOLE                 14420
WYETH                          COM              983024100 240      5400     SH       SOLE                 5400
XEROX CORPORATION              COM              984121103 253      18490    SH       SOLE                 18490